Consolidated Statements Of Income (USD $) In Thousands, except Per Share data	3 Months Ended										12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Premiums											$ 32,712,323	$ 29,926,751	$ 28,064,844
Services											555,180	519,507	468,239
Investment income											329,332	296,317	220,215
Total revenues	8,276,442	[1]	8,350,812	8,589,243	[2]	8,380,338	7,578,907	7,657,773	7,842,909	7,662,986	33,596,835	30,742,575	28,753,298
Operating expenses:
Benefits											27,117,069	24,783,576	23,730,106
Operating costs											4,380,319	4,013,984	3,739,655
Depreciation and amortization											244,825	237,412	210,400
Total operating expenses											31,742,213	29,034,972	27,680,161
Income from operations											1,854,622	1,707,603	1,073,137
Interest expense											105,060	105,843	80,289
Income before income taxes	174,492	[1]	622,290	535,854	[2]	416,926	398,700	469,348	439,950	293,762	1,749,562	1,601,760	992,848
Provision for income taxes											650,172	562,085	345,694
Net income	$ 107,325	[1]	$ 393,221	$ 340,076	[2]	$ 258,768	$ 250,659	$ 301,519	$ 281,780	$ 205,717	$ 1,099,390	$ 1,039,675	$ 647,154
Basic earnings per common share	$ 0.64	[1]	$ 2.35	$ 2.02	[2]	$ 1.54	$ 1.49	$ 1.80	$ 1.68	$ 1.23	$ 6.55	$ 6.21	$ 3.87
Diluted earnings per common share	$ 0.63	[1]	$ 2.32	$ 2.00	[2]	$ 1.52	$ 1.48	$ 1.78	$ 1.67	$ 1.22	$ 6.47	$ 6.15	$ 3.83

[1]	Includes an expense of $138.9 million ($88.0 million after tax, or $0.52 per diluted common share) associated with reserve strengthening for our closed block of long-term care policies acquired in connection with the 2007 acquisition of KMG America Corporation as more fully described in Note 18 to the consolidated financial statements.
[2]	Includes an expense of $147.5 million ($93.4 million after tax, or $0.55 per diluted common share) for the write-down of deferred acquisition costs associated with our individual major medical policies as more fully described in Note 18 to the consolidated financial statements.